Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 13,060	$ 13,094	$ 13,615
Cash paid for income taxes	$ 18,558	$ 12,305	$ 10,205